Contingent liabilities (Details) $ in Millions	12 Months Ended	24 Months Ended
	Jun. 30, 2023 ZAR (R) R / kJ	Jun. 30, 2023 USD ($)	Jul. 31, 2022 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 21, 2022 ZAR (R)	Feb. 05, 2018 ZAR (R)	Sep. 18, 2017 ZAR (R)
Dispute by Solidarity Trade Union relating to Sasol Khanyisa share scheme
Contingent liabilities
Damage value sought per member of union						R 500,000
Legal proceedings provision	R 0
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent liabilities
Final and provisional settlements	1,500,000,000
Accrued expense	R 93,000,000
Gas price charged to customers | R / kJ	0.00006939
Percentage of cost increases faced	40.00%
Capital expenditure to maintain gas supply from Mozambique | $		$ 300
Maximum gas price applied for | R / kJ	0.000120
Crude Oil Transportation Tariff dispute
Contingent liabilities
Amount of claim					R 1,975,000,000		R 1,000,000,000
Damages sought - payment of aggregate shortfall			R 815,600,000
Trade payables	R 1,042,000,000
Environmental Contingent Liability
Contingent liabilities
Environmental obligation accrued	R 17,293,000,000			R 17,207,000,000